RELATED PARTY TRANSACTIONS - Accounts payable - related parties (Details) - Related Party - USD ($)	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Accounts payable	$ 1,387	$ 9,530
Qingdao Lixing Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Accounts payable		1,285
Others
RELATED PARTY TRANSACTIONS
Accounts payable	$ 1,387	$ 8,245